T. ROWE PRICE Institutional High Yield Fund
Auguest 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.4% (1)
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 7.46%, 4/20/28  2,255 2,216
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 7.313%, 6/21/27  3,780 3,834
United Airlines, FRN, 1M USD LIBOR +
3.75%, 6.533%, 4/21/28  2,281 2,214
8,264
Energy 0.1%
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 7.274%, 3/11/26  2,144 2,039
2,039
Information Technology 0.5%
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 8.024%, 2/27/26  920 879
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 6.32%, 8/31/28  3,094 2,973
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 9.32%, 8/31/29  1,250 1,219
RealPage, FRN, 1M USD LIBOR +
6.50%, 9.024%, 4/23/29  3,885 3,773
8,844
Services 2.2%
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 6.024%, 12/11/28  5,144 4,896
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 8.274%, 12/10/29  7,830 7,016
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 9.063%, 6/4/29  1,965 1,554
UKG, FRN, 1M USD LIBOR + 3.25%,
5.535%, 5/4/26  8,398 8,123
UKG, FRN, 1M USD LIBOR + 5.25%,
7.535%, 5/3/27  14,845 14,425
36,014
Wireless Communications 2.1%
Asurion, FRN, 1M USD LIBOR +
5.25%, 7.774%, 1/31/28  16,599 14,192
Asurion, FRN, 1M USD LIBOR +
5.25%, 7.774%, 1/20/29  25,055 21,265
35,457
Total Bank Loans (Cost $98,854) 90,618
COMMON STOCKS 0.4%
Gaming 0.0%
New Cotai Participation, Class B (2)(3) — —
—
Health Care 0.2%
Avantor (4) 148 3,683
3,683
Information Technology 0.0%
TE Connectivity  6 808
808
Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 0.2%
Constellium (4) 200 2,660
2,660
Total Common Stocks (Cost $5,909) 7,151
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 1,285
Total Convertible Bonds (Cost
$1,573) 1,285
CONVERTIBLE PREFERRED STOCKS 1.7%
Energy 0.4%
NuStar Energy, VR, 10.75% (2)(5) 229 6,937
6,937
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27 (3)(4) 8 —
—
Health Care 0.2%
Becton Dickinson & Company,
Series B, 6.00%, 6/1/23  68 3,437
3,437
Insurance 0.2%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,265 (6) 2 2,214
2,214
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  4 5,146
5,146
Utilities 0.6%
American Electric Power, 6.125%,
8/15/23  48 2,654
NextEra Energy, 5.279%, 3/1/23  141 7,386
10,040
Total Convertible Preferred Stocks
(Cost $24,560) 27,774
CORPORATE BONDS 89.3%
Aerospace & Defense 1.0%
TransDigm, 5.50%, 11/15/27  2,385 2,146
TransDigm, 6.25%, 3/15/26 (2) 12,800 12,544
TransDigm, 6.375%, 6/15/26  1,495 1,435
TransDigm, 7.50%, 3/15/27  1,219 1,192
17,317
Airlines 2.2%
American Airlines, 5.50%, 4/20/26 (2) 5,940 5,643
American Airlines, 5.75%, 4/20/29 (2) 6,600 5,948
American Airlines, 11.75%, 7/15/25 (2) 9,985 10,984
Delta Air Lines, 7.375%, 1/15/26  4,890 4,988

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Mileage Plus Holdings, 6.50%,
6/20/27 (2) 1,590 1,594
United Airlines, 4.625%, 4/15/29 (2) 4,815 4,225
VistaJet Malta Finance, 6.375%,
2/1/30 (2) 1,875 1,613
VistaJet Malta Finance, 7.875%,
5/1/27 (2) 1,880 1,734
36,729
Automotive 6.6%
Clarios Global, 8.50%, 5/15/27 (2) 5,550 5,418
Dana, 4.25%, 9/1/30  1,545 1,255
Dana, 5.625%, 6/15/28  7,945 7,180
Dornoch Debt Merger Sub, 6.625%,
10/15/29 (2) 2,220 1,740
Ford Motor, 6.10%, 8/19/32  12,130 11,827
Ford Motor, 9.625%, 4/22/30  3,260 3,804
Ford Motor Credit, 4.95%, 5/28/27  4,180 3,938
Ford Motor Credit, 5.125%, 6/16/25  2,045 1,993
Goodyear Tire & Rubber, 5.00%,
7/15/29  7,185 6,467
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 3,483
Goodyear Tire & Rubber, 5.25%,
7/15/31  6,290 5,410
Goodyear Tire & Rubber, 5.625%,
4/30/33  4,325 3,741
Jaguar Land Rover Automotive,
5.875%, 1/15/28 (2) 2,025 1,519
Jaguar Land Rover Automotive, 7.75%,
10/15/25 (2) 3,050 2,852
LCM Investments Holdings II, 4.875%,
5/1/29 (2) 3,490 2,914
Metis Merger Sub, 6.50%, 5/15/29 (2) 4,390 3,808
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 7.177%, 10/15/26 (2) 23,815 22,029
Tenneco, 5.00%, 7/15/26  12,113 11,598
Tenneco, 5.375%, 12/15/24  1,790 1,741
Tenneco, 7.875%, 1/15/29 (2) 6,165 6,211
108,928
Broadcasting 5.9%
Clear Channel Outdoor Holdings,
5.125%, 8/15/27 (2) 2,500 2,238
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (2) 3,540 2,859
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (2) 7,475 6,073
CMG Media, 8.875%, 12/15/27 (2) 7,755 6,747
Diamond Sports Group, 6.625%,
8/15/27 (2) 5,210 469
Gray Escrow II, 5.375%, 11/15/31 (2) 8,050 6,923
iHeartCommunications, 5.25%,
8/15/27 (2) 6,005 5,420
iHeartCommunications, 8.375%,
5/1/27  17,305 15,185
Lamar Media, 4.00%, 2/15/30  473 416
Lamar Media, 4.875%, 1/15/29  4,327 4,013
Lions Gate Capital Holdings, 5.50%,
4/15/29 (2) 2,095 1,660
Nexstar Media, 4.75%, 11/1/28 (2) 2,400 2,172
Nielsen Finance, 4.50%, 7/15/29 (2) 1,095 1,092
Par/Shares $ Value
(Amounts in 000s)
‡
Outfront Media Capital, 4.25%,
1/15/29 (2) 990 827
Outfront Media Capital, 6.25%,
6/15/25 (2) 1,200 1,191
Scripps Escrow, 5.875%, 7/15/27 (2) 5,126 4,690
Sirius XM Radio, 3.875%, 9/1/31 (2) 3,205 2,588
Sirius XM Radio, 4.00%, 7/15/28 (2) 7,600 6,631
Sirius XM Radio, 4.125%, 7/1/30 (2) 4,905 4,169
Sirius XM Radio, 5.00%, 8/1/27 (2) 2,370 2,228
Stagwell Global, 5.625%, 8/15/29 (2) 10,315 8,768
Townsquare Media, 6.875%, 2/1/26 (2) 4,320 4,018
Univision Communications, 4.50%,
5/1/29 (2) 1,825 1,597
Univision Communications, 6.625%,
6/1/27 (2) 3,135 3,025
Univision Communications, 7.375%,
6/30/30 (2) 3,260 3,219
98,218
Building & Real Estate 1.2%
Brookfield Residential Properties,
5.00%, 6/15/29 (2) 2,955 2,346
Brookfield Residential Properties,
6.25%, 9/15/27 (2) 1,895 1,682
Castle U.K. Finco, 7.00%, 5/15/29
(GBP) (2) 1,135 1,054
Castle U.K. Finco, FRN, 3M EURIBOR
+ 5.25%, 5.571%, 5/15/28 (EUR) (2) 1,430 1,230
Country Garden Holdings, 5.125%,
1/14/27  1,325 607
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (2) 4,070 4,070
Howard Hughes, 4.125%, 2/1/29 (2) 4,450 3,693
Howard Hughes, 4.375%, 2/1/31 (2) 2,385 1,896
Howard Hughes, 5.375%, 8/1/28 (2) 3,670 3,266
19,844
Building Products 1.2%
Advanced Drainage Systems, 6.375%,
6/15/30 (2) 1,295 1,277
New Enterprise Stone & Lime, 5.25%,
7/15/28 (2) 3,890 3,462
PGT Innovations, 4.375%, 10/1/29 (2) 5,090 4,326
Specialty Building Products Holdings,
6.375%, 9/30/26 (2) 3,730 3,338
SRS Distribution, 6.00%, 12/1/29 (2) 3,195 2,592
Summit Materials, 5.25%, 1/15/29 (2) 1,225 1,109
Summit Materials, 6.50%, 3/15/27 (2) 3,645 3,609
19,713
Cable Operators 8.3%
Altice Financing, 5.00%, 1/15/28 (2) 8,200 6,652
Altice Financing, 5.75%, 8/15/29 (2) 5,240 4,244
Altice France, 5.50%, 10/15/29 (2) 4,580 3,618
Altice France Holding, 6.00%,
2/15/28 (2) 15,045 10,231
Altice France Holding, 10.50%,
5/15/27 (2) 4,805 4,174
C&W Senior Financing, 6.875%,
9/15/27 (2) 4,400 3,912
CCO Holdings, 4.50%, 8/15/30 (2) 12,245 10,316
CCO Holdings, 4.50%, 5/1/32  4,905 3,973

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CCO Holdings, 4.50%, 6/1/33 (2) 7,160 5,656
CCO Holdings, 4.75%, 2/1/32 (2) 4,340 3,602
CCO Holdings, 5.375%, 6/1/29 (2) 4,180 3,846
CCO Holdings, 6.375%, 9/1/29 (2) 17,100 16,608
CSC Holdings, 5.75%, 1/15/30 (2) 5,945 4,622
CSC Holdings, 6.50%, 2/1/29 (2) 8,085 7,479
CSC Holdings, 7.50%, 4/1/28 (2) 5,770 5,107
DIRECTV Holdings, 5.875%,
8/15/27 (2) 3,140 2,881
DISH DBS, 5.125%, 6/1/29  4,285 2,518
DISH DBS, 5.25%, 12/1/26 (2) 6,120 5,049
DISH DBS, 5.75%, 12/1/28 (2) 6,500 5,005
DISH DBS, 7.375%, 7/1/28  3,005 1,968
DISH DBS, 7.75%, 7/1/26  3,785 2,990
GCI, 4.75%, 10/15/28 (2) 3,800 3,420
LCPR Senior Secured Financing,
6.75%, 10/15/27 (2) 1,067 1,003
Netflix, 6.375%, 5/15/29  4,985 5,184
Radiate Holdco, 6.50%, 9/15/28 (2) 3,810 2,839
Virgin Media Finance, 5.00%,
7/15/30 (2) 1,065 824
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (2) 11,335 9,295
137,016
Chemicals 1.4%
Avient, 7.125%, 8/1/30 (2) 2,490 2,456
Compass Minerals International,
6.75%, 12/1/27 (2) 575 546
CVR Partners, 6.125%, 6/15/28 (2) 3,030 2,769
GPD, 10.125%, 4/1/26 (2) 5,000 4,650
Methanex, 5.125%, 10/15/27  3,355 3,053
Methanex, 5.25%, 12/15/29  1,625 1,367
Methanex, 5.65%, 12/1/44  1,345 980
Univar Solutions USA, 5.125%,
12/1/27 (2) 4,070 3,785
WR Grace Holdings, 5.625%,
8/15/29 (2) 4,680 3,709
23,315
Consumer Products 0.3%
Kontoor Brands, 4.125%, 11/15/29 (2) 2,235 1,914
Wolverine World Wide, 4.00%,
8/15/29 (2) 4,040 3,292
5,206
Container 1.0%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29 (2) 6,545 5,367
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27 (2) 3,445 3,376
Pactiv, 7.95%, 12/15/25  845 787
Sealed Air, 5.00%, 4/15/29 (2) 1,575 1,496
Sealed Air, 6.875%, 7/15/33 (2) 1,650 1,683
Trivium Packaging Finance, 8.50%,
8/15/27 (2) 4,505 4,269
16,978
Energy 11.5%
Aethon United BR, 8.25%, 2/15/26 (2) 1,945 1,957
Antero Resources, 7.625%, 2/1/29 (2) 225 231
Archrock Partners, 6.875%, 4/1/27 (2) 2,370 2,240
Par/Shares $ Value
(Amounts in 000s)
‡
Cheniere Energy Partners, 4.00%,
3/1/31  5,915 5,131
Chesapeake Energy, 6.75%,
4/15/29 (2) 7,425 7,276
Citgo Holding, 9.25%, 8/1/24 (2) 6,515 6,515
CITGO Petroleum, 7.00%, 6/15/25 (2) 3,925 3,827
Comstock Resources, 5.875%,
1/15/30 (2) 3,490 3,211
Comstock Resources, 6.75%,
3/1/29 (2) 2,430 2,315
Crescent Energy Finance, 7.25%,
5/1/26 (2) 7,075 6,721
Crestwood Midstream Partners,
6.00%, 2/1/29 (2) 600 554
DCP Midstream, Series A, VR,
7.375% (5)(7) 2,735 2,721
DCP Midstream Operating, 6.75%,
9/15/37 (2) 3,955 4,192
DCP Midstream Operating, 8.125%,
8/16/30  3,795 4,250
Ecopetrol, 5.875%, 5/28/45  2,285 1,581
Ecopetrol, 6.875%, 4/29/30  3,650 3,397
Endeavor Energy Resources, 5.75%,
1/30/28 (2) 2,798 2,756
EQT, 7.00%, 2/1/30  8,065 8,630
Exterran Energy Solutions, 8.125%,
5/1/25  1,590 1,542
Ferrellgas, 5.375%, 4/1/26 (2) 3,955 3,480
Ferrellgas, 5.875%, 4/1/29 (2) 4,115 3,354
Gulfport Energy, 8.00%, 5/17/26 (2) 2,875 2,889
Hilcorp Energy I, 5.75%, 2/1/29 (2) 2,110 1,936
Hilcorp Energy I, 6.00%, 4/15/30 (2) 1,395 1,283
Hilcorp Energy I, 6.00%, 2/1/31 (2) 2,570 2,326
Hilcorp Energy I, 6.25%, 4/15/32 (2) 1,310 1,182
Kinetik Holdings, 5.875%, 6/15/30 (2) 8,620 8,163
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (2) 10,290 9,930
NGL Energy Operating, 7.50%,
2/1/26 (2) 9,260 8,427
NuStar Logistics, 5.75%, 10/1/25  4,165 3,957
Occidental Petroleum, 6.125%, 1/1/31  2,135 2,215
Occidental Petroleum, 6.20%, 3/15/40  3,310 3,360
Occidental Petroleum, 6.375%, 9/1/28  1,860 1,941
Occidental Petroleum, 6.45%, 9/15/36  460 490
Occidental Petroleum, 6.625%, 9/1/30  1,730 1,845
Occidental Petroleum, 7.50%, 5/1/31  1,843 2,069
Occidental Petroleum, 7.875%,
9/15/31  1,180 1,353
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,646
Occidental Petroleum, 8.50%, 7/15/27  5,180 5,776
Occidental Petroleum, 8.875%,
7/15/30  8,300 9,669
Petroleos Mexicanos, 6.625%, 6/15/35  4,425 3,180
Petroleos Mexicanos, 7.69%, 1/23/50  4,300 2,968
Range Resources, 4.75%, 2/15/30 (2) 1,755 1,626
Range Resources, 8.25%, 1/15/29  1,520 1,596
Rockcliff Energy II, 5.50%, 10/15/29 (2) 2,115 1,956
Solaris Midstream Holdings, 7.625%,
4/1/26 (2) 2,080 1,997

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southwestern Energy, 4.75%, 2/1/32  2,765 2,461
Tallgrass Energy Partners, 6.00%,
3/1/27 (2) 1,685 1,542
Tallgrass Energy Partners, 6.00%,
12/31/30 (2) 4,320 3,802
Tallgrass Energy Partners, 6.00%,
9/1/31 (2) 4,175 3,653
Tallgrass Energy Partners, 7.50%,
10/1/25 (2) 3,445 3,449
Targa Resources Partners, 6.875%,
1/15/29  4,730 4,848
Venture Global Calcasieu Pass,
3.875%, 8/15/29 (2) 2,670 2,330
Venture Global Calcasieu Pass,
4.125%, 8/15/31 (2) 3,340 2,906
Vermilion Energy, 6.875%, 5/1/30 (2) 3,645 3,540
191,192
Entertainment & Leisure 3.8%
AMC Entertainment, 10.00%, 6/15/26
(10.00% Cash or 12.00% PIK or 5.00%
Cash and 6.00% PIK) (2)(8) 715 574
Carnival, 5.75%, 3/1/27 (2) 1,805 1,408
Carnival, 6.00%, 5/1/29 (2) 300 229
Carnival, 7.625%, 3/1/26 (2) 7,610 6,449
Carnival, 10.50%, 6/1/30 (2) 3,430 3,156
CDI Escrow Issuer, 5.75%, 4/1/30 (2) 5,835 5,390
Cedar Fair, 5.25%, 7/15/29  2,550 2,320
Cedar Fair, 6.50%, 10/1/28  4,100 4,018
Cinemark USA, 5.25%, 7/15/28 (2) 4,880 3,953
Live Nation Entertainment, 4.75%,
10/15/27 (2) 3,895 3,554
NCL, 5.875%, 3/15/26 (2) 4,860 3,937
NCL, 5.875%, 2/15/27 (2) 2,145 1,947
NCL, 7.75%, 2/15/29 (2) 2,060 1,669
NCL Finance, 6.125%, 3/15/28 (2) 1,390 1,077
Royal Caribbean Cruises, 5.375%,
7/15/27 (2) 3,565 2,763
Royal Caribbean Cruises, 5.50%,
8/31/26 (2) 4,275 3,441
Royal Caribbean Cruises, 5.50%,
4/1/28 (2) 4,940 3,730
Royal Caribbean Cruises, 9.125%,
6/15/23 (2) 480 482
Royal Caribbean Cruises, 10.875%,
6/1/23 (2) 2,655 2,695
Royal Caribbean Cruises, 11.625%,
8/15/27 (2) 3,460 3,408
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (2) 6,445 5,607
Six Flags Entertainment, 5.50%,
4/15/27 (2) 1,860 1,702
63,509
Financial 6.9%
Acrisure, 7.00%, 11/15/25 (2) 3,125 2,941
Acrisure, 10.125%, 8/1/26 (2) 5,190 5,216
Alliant Holdings Intermediate, 5.875%,
11/1/29 (2) 2,170 1,877
Alliant Holdings Intermediate, 6.75%,
10/15/27 (2) 7,150 6,498
AmWINS Group, 4.875%, 6/30/29 (2) 1,920 1,675
Par/Shares $ Value
(Amounts in 000s)
‡
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (2) 6,470 5,192
Cobra AcquisitionCo, 6.375%,
11/1/29 (2) 3,175 2,286
Enact Holdings, 6.50%, 8/15/25 (2) 5,150 4,918
GTCR AP Finance, 8.00%, 5/15/27 (2) 4,455 4,338
Home Point Capital, 5.00%, 2/1/26 (2) 3,190 2,265
HUB International, 5.625%, 12/1/29 (2) 5,525 4,848
HUB International, 7.00%, 5/1/26 (2) 4,570 4,473
Icahn Enterprises, 6.25%, 5/15/26  3,185 3,046
Jane Street Group, 4.50%,
11/15/29 (2) 3,350 3,032
LPL Holdings, 4.00%, 3/15/29 (2) 3,270 2,910
LPL Holdings, 4.375%, 5/15/31 (2) 525 459
Midcap Financial Issuer Trust, 5.625%,
1/15/30 (2) 3,145 2,453
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (2) 6,000 5,130
Navient, 4.875%, 3/15/28  4,740 3,887
Navient, 5.00%, 3/15/27  5,800 4,988
Navient, 5.50%, 3/15/29  4,350 3,523
Navient, 6.75%, 6/25/25  2,135 2,060
Navient, 6.75%, 6/15/26  1,825 1,725
OneMain Finance, 3.50%, 1/15/27  2,050 1,694
OneMain Finance, 5.375%, 11/15/29  1,915 1,585
OneMain Finance, 6.625%, 1/15/28  3,085 2,827
OneMain Finance, 6.875%, 3/15/25  3,755 3,642
OneMain Finance, 7.125%, 3/15/26  1,300 1,217
PennyMac Financial Services, 4.25%,
2/15/29 (2) 5,340 4,179
PennyMac Financial Services, 5.375%,
10/15/25 (2) 2,500 2,287
PROG Holdings, 6.00%, 11/15/29 (2) 5,335 4,468
Ryan Specialty Group, 4.375%,
2/1/30 (2) 1,485 1,325
SLM, 4.20%, 10/29/25  2,265 2,078
Starwood Property Trust, 3.75%,
12/31/24 (2) 1,575 1,473
Starwood Property Trust, 4.375%,
1/15/27 (2) 2,965 2,639
United Wholesale Mortgage, 5.50%,
4/15/29 (2) 2,095 1,629
United Wholesale Mortgage, 5.75%,
6/15/27 (2) 4,390 3,644
114,427
Food 0.9%
BellRing Brands, 7.00%, 3/15/30 (2) 3,825 3,634
Chobani, 7.50%, 4/15/25 (2) 1,930 1,838
Cosan Luxembourg, 7.00%,
1/20/27 (2) 3,790 3,873
Darling Ingredients, 6.00%, 6/15/30 (2) 3,065 3,065
Triton Water Holdings, 6.25%,
4/1/29 (2) 2,060 1,694
14,104
Forest Products 0.2%
Graphic Packaging International,
3.75%, 2/1/30 (2) 2,395 2,063
Mercer International, 5.50%, 1/15/26  520 491
2,554

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Gaming 4.1%
Caesars Entertainment, 8.125%,
7/1/27 (2) 9,115 8,955
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (2) 1,785 1,505
International Game Technology,
4.125%, 4/15/26 (2) 1,615 1,480
International Game Technology, 5.25%,
1/15/29 (2) 4,005 3,740
International Game Technology, 6.25%,
1/15/27 (2) 5,400 5,279
MGM China Holdings, 4.75%,
2/1/27 (2) 2,570 2,015
MGM China Holdings, 5.25%,
6/18/25 (2) 390 329
MGM China Holdings, 5.375%,
5/15/24 (2) 400 354
MGM China Holdings, 5.875%,
5/15/26 (2) 2,445 2,076
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (2) 3,700 3,427
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,905
MGM Resorts International, 4.75%,
10/15/28  930 815
Midwest Gaming Borrower, 4.875%,
5/1/29 (2) 3,215 2,825
Peninsula Pacific Entertainment,
8.50%, 11/15/27 (2) 1,720 1,849
Playtika Holding, 4.25%, 3/15/29 (2) 2,985 2,541
Sands China, 4.875%, 6/18/30  2,115 1,677
Sands China, 5.90%, 8/8/28  3,825 3,281
Scientific Games Holdings, 6.625%,
3/1/30 (2) 3,605 3,208
Scientific Games International, 7.00%,
5/15/28 (2) 1,145 1,116
Scientific Games International, 7.25%,
11/15/29 (2) 9,290 9,116
Studio City Finance, 5.00%,
1/15/29 (2) 2,440 1,273
Wynn Macau, 5.50%, 1/15/26 (2) 2,400 1,853
Wynn Macau, 5.50%, 10/1/27 (2) 6,115 4,397
Wynn Resorts Finance, 5.125%,
10/1/29 (2) 4,445 3,717
68,733
Health Care 7.4%
AdaptHealth, 5.125%, 3/1/30 (2) 1,585 1,353
Avantor Funding, 4.625%, 7/15/28 (2) 7,140 6,480
Bausch Health Americas, 8.50%,
1/31/27 (2) 615 295
Bausch Health Americas, 9.25%,
4/1/26 (2) 7,040 4,224
CHS, 5.25%, 5/15/30 (2) 5,215 3,950
CHS, 6.00%, 1/15/29 (2) 3,015 2,476
CHS, 6.125%, 4/1/30 (2) 7,830 4,855
CHS, 6.875%, 4/15/29 (2) 2,415 1,503
CHS, 8.00%, 12/15/27 (2) 6,040 5,315
DaVita, 4.625%, 6/1/30 (2) 4,265 3,423
Embecta, 5.00%, 2/15/30 (2) 2,160 1,895
Medline Borrower, 5.25%, 10/1/29 (2) 15,770 13,286
Par/Shares $ Value
(Amounts in 000s)
‡
Medline Borrower Sub, 3.875%,
4/1/29 (2) 5,925 5,007
Minerva Merger Sub, 6.50%,
2/15/30 (2) 7,950 6,767
Molina Healthcare, 4.375%,
6/15/28 (2) 2,225 2,053
Option Care Health, 4.375%,
10/31/29 (2) 3,765 3,294
Organon, 5.125%, 4/30/31 (2) 5,680 4,963
Radiology Partners, 9.25%, 2/1/28 (2) 4,871 3,732
Select Medical, 6.25%, 8/15/26 (2) 4,780 4,595
Tenet Healthcare, 4.375%, 1/15/30 (2) 4,600 4,013
Tenet Healthcare, 6.125%, 10/1/28 (2) 12,175 11,171
Tenet Healthcare, 6.125%, 6/15/30 (2) 4,730 4,529
Tenet Healthcare, 6.875%, 11/15/31  2,375 2,227
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  3,725 3,297
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 6,919
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  4,015 3,834
Teva Pharmaceutical Finance
Netherlands III, 7.125%, 1/31/25  6,815 6,747
122,203
Information Technology 3.7%
Arches Buyer, 4.25%, 6/1/28 (2) 3,820 3,085
Boxer Parent, 7.125%, 10/2/25 (2) 430 426
Central Parent, 7.25%, 6/15/29 (2) 9,020 8,614
Condor Merger Sub, 7.375%,
2/15/30 (2) 3,970 3,295
Entegris Escrow, 5.95%, 6/15/30 (2) 15,865 15,151
Go Daddy Operating, 5.25%,
12/1/27 (2) 1,225 1,158
Match Group Holdings II, 3.625%,
10/1/31 (2) 3,185 2,516
Match Group Holdings II, 4.125%,
8/1/30 (2) 5,845 4,837
Match Group Holdings II, 4.625%,
6/1/28 (2) 1,935 1,739
Match Group Holdings II, 5.00%,
12/15/27 (2) 215 198
Match Group Holdings II, 5.625%,
2/15/29 (2) 995 934
Photo Holdings Merger Sub, 8.50%,
10/1/26 (2) 6,277 4,739
ROBLOX, 3.875%, 5/1/30 (2) 5,010 4,183
Twilio, 3.875%, 3/15/31  4,060 3,228
Viavi Solutions, 3.75%, 10/1/29 (2) 1,615 1,437
ZipRecruiter, 5.00%, 1/15/30 (2) 3,040 2,542
ZoomInfo Technologies, 3.875%,
2/1/29 (2) 3,525 3,120
61,202
Lodging 0.6%
Hilton Domestic Operating, 4.00%,
5/1/31 (2) 3,995 3,386
Park Intermediate Holdings, 4.875%,
5/15/29 (2) 2,415 2,125
Park Intermediate Holdings, 5.875%,
10/1/28 (2) 1,900 1,741

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RHP Hotel Properties, 4.50%,
2/15/29 (2) 3,875 3,376
10,628
Manufacturing 1.1%
Hillenbrand, 3.75%, 3/1/31  2,270 1,907
Hillenbrand, 5.00%, 9/15/26  90 88
Madison IAQ, 4.125%, 6/30/28 (2) 4,840 4,150
Madison IAQ, 5.875%, 6/30/29 (2) 2,775 2,275
Mueller Water Products, 4.00%,
6/15/29 (2) 3,095 2,762
Sensata Technologies, 4.00%,
4/15/29 (2) 3,725 3,213
Sensata Technologies, 5.875%,
9/1/30 (2) 3,455 3,382
Stevens Holding, 6.125%, 10/1/26 (2) 370 367
18,144
Metals & Mining 2.8%
Alcoa Nederland Holding, 5.50%,
12/15/27 (2) 2,600 2,486
Alcoa Nederland Holding, 6.125%,
5/15/28 (2) 2,480 2,409
Arconic, 6.125%, 2/15/28 (2) 5,155 4,852
ATI, 5.125%, 10/1/31  1,970 1,731
Big River Steel, 6.625%, 1/31/29 (2) 4,464 4,431
ERO Copper, 6.50%, 2/15/30 (2) 1,975 1,493
FMG Resources, 4.50%, 9/15/27 (2) 2,855 2,598
FMG Resources, 5.875%, 4/15/30 (2) 2,800 2,611
Freeport-McMoRan, 5.40%, 11/14/34  6,432 6,135
Freeport-McMoRan, 5.45%, 3/15/43  3,755 3,389
GrafTech Finance, 4.625%,
12/15/28 (2) 1,840 1,576
Hecla Mining, 7.25%, 2/15/28  7,414 7,043
Hudbay Minerals, 6.125%, 4/1/29 (2) 3,455 3,046
Novelis, 4.75%, 1/30/30 (2) 3,725 3,259
47,059
Other Telecommunications 0.5%
Embarq, 7.995%, 6/1/36  2,725 2,085
Level 3 Financing, 3.75%, 7/15/29 (2) 3,260 2,608
Lumen Technologies, 4.50%,
1/15/29 (2) 2,305 1,714
Lumen Technologies, 5.375%,
6/15/29 (2) 3,105 2,414
8,821
Real Estate Investment Trust
Securities 0.8%
American Finance Trust, 4.50%,
9/30/28 (2) 6,090 4,872
Brookfield Property REIT, 4.50%,
4/1/27 (2) 2,115 1,819
Service Properties Trust, 4.35%,
10/1/24  4,185 3,766
Service Properties Trust, 7.50%,
9/15/25  3,670 3,519
13,976
Restaurants 0.9%
Dave & Buster's, 7.625%, 11/1/25 (2) 3,900 3,930
Yum! Brands, 5.35%, 11/1/43  3,890 3,423
Yum! Brands, 5.375%, 4/1/32  3,710 3,413
Par/Shares $ Value
(Amounts in 000s)
‡
Yum! Brands, 6.875%, 11/15/37  3,515 3,774
14,540
Retail 1.1%
At Home Group, 7.125%, 7/15/29 (2) 2,095 1,341
Bath & Body Works, 6.625%,
10/1/30 (2) 3,675 3,335
Bath & Body Works, 6.694%, 1/15/27  350 341
Bath & Body Works, 6.95%, 3/1/33  1,718 1,426
Bath & Body Works, 7.50%, 6/15/29  2,115 2,033
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (3)(4) 1,050 —
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (2) 3,970 3,672
PetSmart, 4.75%, 2/15/28 (2) 925 830
PetSmart, 7.75%, 2/15/29 (2) 4,915 4,614
17,592
Satellites 1.7%
Connect Finco, 6.75%, 10/1/26 (2) 6,000 5,475
Hughes Satellite Systems, 6.625%,
8/1/26  9,670 9,090
Intelsat Jackson Holdings, 6.50%,
3/15/30 (2) 1,860 1,681
Maxar Technologies, 7.75%,
6/15/27 (2) 5,145 5,106
Telesat Canada, 6.50%, 10/15/27 (2) 3,075 1,268
Viasat, 5.625%, 4/15/27 (2) 5,870 5,430
28,050
Services 7.0%
ADT Security, 4.125%, 8/1/29 (2) 1,845 1,578
Adtalem Global Education, 5.50%,
3/1/28 (2) 2,888 2,729
Advantage Sales & Marketing, 6.50%,
11/15/28 (2) 5,525 4,724
Albion Financing 1, 6.125%,
10/15/26 (2) 4,240 3,779
Albion Financing 2, 8.75%, 4/15/27 (2) 1,845 1,642
Allied Universal Holdco, 9.75%,
7/15/27 (2) 3,440 3,113
Black Knight InfoServ, 3.625%,
9/1/28 (2) 3,500 3,063
Clarivate Science Holdings, 3.875%,
7/1/28 (2) 4,130 3,542
Clarivate Science Holdings, 4.875%,
7/1/29 (2) 2,890 2,392
Constellation Automotive Financing,
4.875%, 7/15/27 (GBP) (2) 865 785
Dun & Bradstreet, 5.00%, 12/15/29 (2) 1,435 1,275
eG Global Finance, 6.25%, 10/30/25
(EUR)  170 159
eG Global Finance, 6.75%, 2/7/25 (2) 5,000 4,725
eG Global Finance, 8.50%,
10/30/25 (2) 4,605 4,283
Fair Isaac, 4.00%, 6/15/28 (2) 4,680 4,130
Gartner, 3.625%, 6/15/29 (2) 6,765 5,843
Gartner, 4.50%, 7/1/28 (2) 1,160 1,069
GFL Environmental, 4.375%,
8/15/29 (2) 2,620 2,266
GFL Environmental, 4.75%, 6/15/29 (2) 7,475 6,507

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GFL Environmental, 5.125%,
12/15/26 (2) 265 256
H&E Equipment Services, 3.875%,
12/15/28 (2) 9,025 7,637
IPD 3, 5.50%, 12/1/25 (EUR) (2) 845 769
Millennium Escrow, 6.625%, 8/1/26 (2) 2,105 1,713
MSCI, 3.25%, 8/15/33 (2) 5,795 4,585
MSCI, 4.00%, 11/15/29 (2) 2,335 2,078
Presidio Holdings, 8.25%, 2/1/28 (2) 4,470 4,057
Prime Security Services Borrower,
5.75%, 4/15/26 (2) 2,945 2,827
Prime Security Services Borrower,
6.25%, 1/15/28 (2) 4,790 4,221
Sabre GLBL, 7.375%, 9/1/25 (2) 2,595 2,472
Sabre GLBL, 9.25%, 4/15/25 (2) 3,345 3,320
Staples, 7.50%, 4/15/26 (2) 6,605 5,581
Staples, 10.75%, 4/15/27 (2) 2,110 1,596
TK Elevator Holdco, 7.625%,
7/15/28 (2) 7,193 6,438
TK Elevator U.S. Newco, 5.25%,
7/15/27 (2) 6,760 6,092
United Rentals North America, 3.75%,
1/15/32  1,630 1,351
United Rentals North America, 3.875%,
2/15/31  3,405 2,941
Verde Bidco, 4.625%, 10/1/26
(EUR) (2) 530 446
115,984
Supermarkets 0.9%
Albertsons, 4.875%, 2/15/30 (2) 2,690 2,350
Albertsons, 5.875%, 2/15/28 (2) 4,910 4,664
Iceland Bondco, 4.625%, 3/15/25
(GBP)  3,000 2,518
New Albertsons, 7.45%, 8/1/29  2,035 1,992
New Albertsons, 8.00%, 5/1/31  890 890
United Natural Foods, 6.75%,
10/15/28 (2) 3,095 2,979
15,393
Utilities 3.6%
Calpine, 4.50%, 2/15/28 (2) 2,020 1,848
Calpine, 5.00%, 2/1/31 (2) 4,370 3,660
Calpine, 5.125%, 3/15/28 (2) 5,570 4,943
NextEra Energy Operating Partners,
4.25%, 9/15/24 (2) 324 314
NextEra Energy Operating Partners,
4.50%, 9/15/27 (2) 2,670 2,470
NiSource, VR, 5.65% (5)(7) 2,725 2,534
Par/Shares $ Value
(Amounts in 000s)
‡
Pattern Energy Operations, 4.50%,
8/15/28 (2) 840 758
PG&E, 5.00%, 7/1/28  7,115 6,297
PG&E, 5.25%, 7/1/30  6,355 5,489
Pike, 5.50%, 9/1/28 (2) 2,340 1,939
Terraform Global Operating, 6.125%,
3/1/26 (2) 3,955 3,767
TerraForm Power Operating, 5.00%,
1/31/28 (2) 640 591
Vistra, VR, 7.00% (2)(5)(7) 6,950 6,464
Vistra, VR, 8.00% (2)(5)(7) 8,825 8,472
Vistra Operations, 4.375%, 5/1/29 (2) 11,345 9,884
59,430
Wireless Communications 0.7%
Iliad Holding SASU, 6.50%,
10/15/26 (2) 5,705 5,191
Sprint Capital, 6.875%, 11/15/28  5,290 5,621
10,812
Total Corporate Bonds (Cost
$1,662,940) 1,481,617
MUNICIPAL SECURITIES 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth, VR,
11/1/43 (4)(9) 13,110 6,752
Total Municipal Securities (Cost
$7,059) 6,752
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 2.36% (10)(11) 15,926 15,926
15,926
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 2.22%,
10/6/22 (12) 1,800 1,796
1,796
Total Short-Term Investments (Cost
$17,722) 17,722
Total Investments in
Securities 98.4%
(Cost $1,818,617) $ 1,632,919
Other Assets Less Liabilities 1.6% 26,745
Net Assets 100.0% $ 1,659,664
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,137,703 and represents
68.6% of net assets.

T. ROWE PRICE Institutional High Yield Fund

.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,214 and represents 0.1% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
(12) At August 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 * 1,455 (52) (23) (29)
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 * 1,460 (53) (23) (30)
Total Bilateral Credit Default Swaps, Protection Sold (46) (59)
Total Bilateral Swaps (46) (59)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 * 832 (7) (38) 31
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (928) (87) (841)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S38, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 * 8,414 (18) 22 (40)
Total Centrally Cleared Credit Default Swaps, Protection Sold (850)
Total Centrally Cleared Swaps (850)
Net payments (receipts) of variation margin to date 860
Variation margin receivable (payable) on centrally cleared swaps $ 10
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/21/22 USD 4,860 GBP 4,049 $ 151
HSBC Bank 11/25/22 USD 1,091 EUR 1,056 24
State Street 11/25/22 USD 1,075 EUR 1,041 23
UBS Investment Bank 11/25/22 USD 2,179 EUR 2,108 49
Net unrealized gain (loss) on open forward
currency exchange contracts $ 247

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 85++
Totals $ —# $ — $ 85+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government Reserve Fund, 2.36% $ 25,820  ¤  ¤ $ 15,926
Total $ 15,926^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $85 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $15,926.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Institutional High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 98,655 $ — $ 98,655
Common Stocks 7,151 — — 7,151
Convertible Preferred Stocks — 27,774 — 27,774
Corporate Bonds — 1,481,617 — 1,481,617
Short-Term Investments 15,926 1,796 — 17,722
Total Securities 23,077 1,609,842 — 1,632,919
Swaps* — 31 — 31
Forward Currency Exchange Contracts — 247 — 247
Total $ 23,077 $ 1,610,120 $ — $ 1,633,197
Liabilities
Swaps* $ — $ 986 $ — $ 986
Total $ — $ 986 $ — $ 986
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E137-054Q1 08/22